Subordinated Debentures (Narrative) (Detail) (USD $)			12 Months Ended											12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Debentures [Member]	Dec. 31, 2012 Ozark IV [Member]	Dec. 31, 2012 Ozark IV [Member] Private Placement [Member]	Dec. 31, 2012 Ozark IV [Member] Securities [Member]	Dec. 31, 2012 Ozark IV [Member] Debentures [Member]	Dec. 31, 2012 Ozark V [Member]	Dec. 31, 2012 Ozark V [Member] Private Placement [Member]	Dec. 31, 2012 Ozark V [Member] Securities [Member]	Dec. 31, 2012 Ozark V [Member] Debentures [Member]	Dec. 31, 2012 Ozark II And Ozark III [Member]	Dec. 31, 2012 Ozark II And Ozark III [Member] Securities [Member]	Dec. 31, 2012 Ozark II And Ozark III [Member] Debentures [Member]	Dec. 31, 2012 Ozark III [Member]	Dec. 31, 2012 Ozark III [Member] Private Placement [Member]	Dec. 31, 2012 Ozark III [Member] Securities [Member]	Dec. 31, 2012 Ozark III [Member] Debentures [Member]	Dec. 31, 2012 Ozark II [Member]	Dec. 31, 2012 Ozark II [Member] Private Placement [Member]	Dec. 31, 2012 Ozark II [Member] Securities [Member]	Dec. 31, 2012 Ozark II [Member] Debentures [Member]
Subordinated Borrowing [Line Items]
Issuance, date					Sep. 28, 2004				Sep. 29, 2006							Sep. 29, 2003				Sep. 29, 2003
Trust preferred securities of the trusts	$ 63,000,000			$ 15,000,000				$ 20,000,000				$ 28,000,000			$ 14,000,000				$ 14,000,000
Interest rate, adjustable quarterly						90-day LIBOR plus 2.22%	90-day LIBOR plus 2.22%			90-day LIBOR plus 1.60%	90-day LIBOR plus 1.60%						90-day London Interbank Offered Rate ("LIBOR") plus 2.95%	90-day LIBOR plus 2.95%			90-day LIBOR plus 2.90%	90-day LIBOR plus 2.90%
LIBOR plus rate, percentage						2.22%	2.22%			1.60%	1.60%						2.95%	2.95%			2.90%	2.90%
Proceeds from sale of trust preferred securities				15,000,000				20,000,000
Trust common equity						400,000				600,000			900,000
Additional subordinated debentures issued by company							400,000				600,000			900,000
Subordinated debentures	64,950,000	64,950,000		15,464,000				20,619,000							14,434,000				14,433,000
Investment in the common equity issued by the trusts	$ 1,900,000	$ 1,900,000
Interest payment terms			Period not to exceed five consecutive years
Securities and debentures prepaid at par, prior to maturity on or after						September 28,2009	September 28,2009			December 15,2011	December 15,2011						September 25,2008					September 29,2008